Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2022
Noncontrolling Interest [Abstract]
Summary of Redeemable Noncontrolling Interest
The following depicts changes to the balances of the redeemable noncontrolling interests:

	Linetec	Drum	Total
(Thousands of dollars)
Balance, December 31, 2020	$165,716	$—	$165,716
Redeemable noncontrolling interest acquired	—	12,562	12,562
Net income attributable to redeemable noncontrolling interests	6,416	7	6,423
Redemption value adjustments	12,016	—	12,016
Balance, December 31, 2021	184,148	12,569	196,717
Net income attributable to redeemable noncontrolling interests	5,591	15	5,606
Redemption value adjustments	(3,325)	—	(3,325)
Redemption of equity interest from noncontrolling party	(39,649)	—	(39,649)
Balance, December 31, 2022	$146,765	$12,584	$159,349